DEBT (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Term notes in subsidiary entity sold	$ 32,000,000
Proceeds from issuance of term notes	19,800,000
Discount on issuance of term notes	12,200,000
Convertible bonds, conversion price (in dollars per share)	$ 36.5567	$ 36.5567
Assets pledged [Abstract]
Restricted cash and investments	59,236,000	87,506,000
Independent Tankers Corporation Limited [Member]
Assets pledged [Abstract]
Vessels, net, held in ITCL	267,758,000	280,929,000
Restricted cash and investments	$ 59,236,000	$ 86,280,000
Windsor Petroleum Transport Corportation Term Notes [Member] | Windsor Petroleum Transport Corporation [Member]
Debt Instrument [Line Items]
Stated interest rate (in hundredths)	7.84%